PROPERTY, PLANT AND EQUIPMENT (Details) CAD in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2014 CAD	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment, Net, Total				CAD 64,434	CAD 53,830
Depreciation expense				1,852	1,461
Discontinued Operations
Gain resulted from the cash proceeds and disposition of net liabilities held for sale					46
Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				52,634	42,763
Accumulated depreciation				(8,233)	(6,655)
Property, Plant and Equipment, Net, Total				44,401	36,108
Property, plant and equipment disposed	CAD 62
Property, plant and equipment reclassified to Long-term investments	CAD 136
Liquids Pipelines | Southern Access Extension Project
PROPERTY, PLANT AND EQUIPMENT
Ownership percent sold	35.00%
Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				9,806	8,863
Accumulated depreciation				(2,379)	(2,256)
Property, Plant and Equipment, Net, Total				7,427	6,607
Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				10,201	8,405
Accumulated depreciation				(2,003)	(1,505)
Property, Plant and Equipment, Net, Total				8,198	6,900
Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				4,794	4,435
Accumulated depreciation				(600)	(404)
Property, Plant and Equipment, Net, Total				4,194	4,031
Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				34	31
Accumulated depreciation				(13)	(9)
Property, Plant and Equipment, Net, Total				21	22
Eliminations and Other
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				331	306
Accumulated depreciation				(138)	(144)
Property, Plant and Equipment, Net, Total				193	162
Enbridge Energy Partners, L.P.
Impairment
impairment charges				CAD 96
Pipeline | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.70%
Property, plant and equipment, gross				CAD 31,092	22,007
Pipeline | Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.70%
Property, plant and equipment, gross				CAD 3,557	2,888
Compressors, meters and other operating equipment | Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.40%
Property, plant and equipment, gross				CAD 3,864	2,957
Processing and treating plants | Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.50%
Property, plant and equipment, gross				CAD 869	599
Pumping equipment, buildings, tanks and other | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.10%
Property, plant and equipment, gross				CAD 14,319	12,230
Pumping equipment, buildings, tanks and other | Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				5.00%
Property, plant and equipment, gross				CAD 275	246
Pumping equipment, buildings, tanks and other | Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.40%
Property, plant and equipment, gross				CAD 34	26
Gas mains, services and other | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.00%
Property, plant and equipment, gross				CAD 8,819	8,427
Wind turbines, solar panels and other | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				4.10%
Property, plant and equipment, gross				CAD 4,311	3,829
Power transmission | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				1.80%
Property, plant and equipment, gross				CAD 387	368
Land and right-of-way | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.40%
Property, plant and equipment, gross				CAD 1,221	1,077
Land and right-of-way | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				1.00%
Property, plant and equipment, gross				CAD 85	84
Land and right-of-way | Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.30%
Property, plant and equipment, gross				CAD 680	511
Land and right-of-way | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				4.20%
Property, plant and equipment, gross				CAD 45	28
Under construction | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				6,002	7,449
Under construction | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				902	352
Under construction | Gas Pipelines And Processing
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				956	1,204
Under construction | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				CAD 51	210
Under construction | Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross					5
Vehicles, office furniture, equipment and other | Eliminations and Other
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				6.10%
Property, plant and equipment, gross				CAD 331	306
Offshore Member | Disposed of by Sale
Discontinued Operations
Cash proceeds from sale of assets		$ 10	CAD 11
Gain resulted from the cash proceeds and disposition of net liabilities held for sale		63	70
Amount of disposition of net liabilities held for sale		$ 53	CAD 59
Offshore Member | Held-for-sale
Discontinued Operations
Revenues presented as discontinued operations					CAD 4
Berthold rail facility | Enbridge Energy Partners, L.P.
Impairment
impairment charges				80
Louisiana propylene pipeline | Enbridge Energy Partners, L.P.
Impairment
impairment charges				CAD 16